Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries	The financial information of the consolidated trusts and asset-backed securities (“ABS”) were also included in the following table, as the consolidated VIE companies are considered the primary beneficiary of these trusts and ABS plans:

	As of December 31,
	2024	2025
	(RMB in thousands)
Consolidating Schedule of Financial Position
ASSETS
Cash and cash equivalents	1,670,835	1,818,186
Restricted cash	1,141,723	1,237,814
Restricted term deposit and short-term investments	79,760	78,458
Financing receivables, net	4,530,170	5,199,209
Amounts due from Group companies (1)	109,196	244,675
Deposits to insurance companies and guarantee companies	2,347,124	2,187,609
Contract assets and receivables, net	4,790,945	3,368,610
Property, equipment and software, net	522,718	812,005
Land use rights, net and right of use assets	901,443	828,467
Long‑term investments	239,244	243,971
Other assets	2,794,112	4,133,414
TOTAL ASSETS	19,127,270	20,152,418
LIABILITIES
Amounts due to Group companies (1)	6,672,028	6,792,117
Borrowings	916,305	1,158,211
Funding debts	3,951,665	3,291,275
Deferred guarantee income	786,793	968,405
Contingent guarantee liabilities	876,614	438,837
Other liabilities	3,048,229	3,871,778
TOTAL LIABILITIES	16,251,634	16,520,623
Total equity attributable to owners of the company	2,875,636	3,631,795
TOTAL SHAREHOLDERS’ EQUITY	2,875,636	3,631,795
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	19,127,270	20,152,418

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Condensed Consolidating Schedule of Results of Operations
Operating revenue:
Third-party revenues	11,264,532	10,958,115	10,381,825
Inter-group revenues (2)	186,968	196,310	130,165
Total Operating revenue	11,451,500	11,154,425	10,511,990
Operating cost:
Third-party costs	(7,354,363)	(7,314,444)	(6,290,106)
Inter-group costs(2)	(27)	(188)	(426)
Total operating cost	(7,354,390)	(7,314,632)	(6,290,532)
Gross profit	4,097,110	3,839,793	4,221,458
Operating expense:
Third-party expenses	(1,766,810)	(1,799,169)	(1,760,165)
Inter-group expenses(2)	(1,544,632)	(1,108,919)	(1,854,773)
Total operating expenses	(3,311,442)	(2,908,088)	(3,614,938)
Others	(448,109)	(556,017)	338,888
Income before income tax	337,559	375,688	945,408
Income tax expenses	(100,292)	(93,803)	(223,467)
Net income	237,267	281,885	721,941
Net income attributable to ordinary shareholders of the Company	237,267	281,885	721,941

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Net cash provided by operating activities	1,443,381	207,079	3,264,268
Net cash provided by transactions with external parties	2,922,935	1,555,165	4,881,253
Net cash used in transactions with inter-group entities for technical service charges and others (3)	(1,479,554)	(1,348,086)	(1,616,985)
Net cash provided by/(used in) investing activities	1,337,528	(799,910)	(2,514,896)
Net cash provided by/(used in) transactions with external parties	1,387,854	(837,194)	(2,365,266)
Net cash (used in)/provided by funds to Group companies (4)	(50,326)	37,284	(149,630)
Net cash (used in)/provided by financing activities	(2,022,654)	654,636	(505,930)
Net cash (used in)/provided by transactions with external parties	(2,272,659)	91,129	(422,863)
Net cash provided by/(used in) funds from Group companies (5)	250,005	563,507	(83,067)
Net increase in cash, cash equivalents and restricted cash	758,255	61,805	243,442
Cash, cash equivalents and restricted cash at beginning of the year	1,992,498	2,750,753	2,812,558
Cash, cash equivalents and restricted cash at end of the year	2,750,753	2,812,558	3,056,000

(1)
The amounts due from Group companies represent the funds provided by the consolidated VIEs to WFOEs, and the operating receivables resulting from the provision of goods and services to WFOEs;
The amounts due to Group companies represent the funds provided by group companies to the consolidated VIEs, and the operating payables resulting from the technical service fees charged by WFOEs.
(2)
The inter-group revenues and inter-group costs and expenses recognized by the consolidated VIEs were related to the goods and services between the consolidated VIEs and WFOEs;
The inter-group expenses incurred by the consolidated VIEs represent the technical service fees charged by WFOEs.
(3)
For the years ended December 31, 2023, 2024 and 2025, cash paid by the VIEs to WFOEs for technical service fees were RMB1,647million, RMB1,611 million and RMB1,769 million, respectively. Cash received by the VIEs to WFOEs for the provision of goods and services were RMB168 million, RMB263 million and RMB152 million for the years ended December 31, 2023, 2024 and 2025, respectively.
(4)
Net cash (used in)/provided by funds to Group companies represent the funds provided by the consolidated VIEs to WFOEs, and the collections from the WFOEs for the funds previously provided by the consolidated VIEs. The funds provided to/repayments received from Group companies are presented on a net basis in investing activities.
(5)
Net cash (used in)/provided by funds from Group companies represent the funds provided by WFOEs to the consolidated VIEs. The funds received from/repayments made to Group companies are presented on a net basis in financing activities.

Schedule of Obligations Associated with Deferred Guarantee Income

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
		(RMB in thousands)
Opening balances	894,858	1,538,385	975,102
Fair value of deferred guarantee income at inception of new loans	3,162,811	2,100,541	2,754,379
Release of deferred guarantee income	(2,519,284)	(2,663,824)	(2,423,570)
Ending balances	1,538,385	975,102	1,305,911

Schedule of Obligations Associated with Contingent Guarantee Liabilities

The following table sets forth the activities of the Group’s obligations associated with the contingent guarantee liabilities for the year ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
		(RMB in thousands)
Opening balances	882,107	1,808,540	1,079,000
Provision for contingent liabilities of guarantee	3,203,123	3,655,548	3,174,787
Net cash payout	(2,276,690)	(4,385,088)	(3,709,596)
Ending balances	1,808,540	1,079,000	544,191

Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Sources

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by revenue sources:

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Installment e-commerce platform service income
Installment e-commerce platform service income	1,585,625	1,236,679	1,370,533
Other services	164,884	85,608	138,147
Total installment e-commerce platform service income	1,750,509	1,322,287	1,508,680
Credit facilitation service income
Loan facilitation and matching servicing fees-credit oriented	4,178,477	5,201,429	3,843,372
Post-origination servicing fees-credit oriented	823,404	1,124,495	1,145,190
Total credit facilitation service income	5,001,881	6,325,924	4,988,562
Tech-empowerment service income
Loan facilitation and matching servicing fees-performance based	702,774	695,872	101,490
Post-origination servicing fees-performance based	280,574	197,561	206,790
Referral service fee	349,927	603,361	1,587,248
Other services	307,178	384,582	185,807
Total tech-empowerment service income	1,640,453	1,881,376	2,081,335
Loan facilitation and servicing fees-credit oriented and performance based	5,985,229	7,219,357	5,296,842
Total operating revenue within the scope of ASC 606	8,392,843	9,529,587	8,578,577

Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Timing

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by timing of revenue recognition:

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Revenues recognized at point-in-time	7,155,654	7,876,188	7,110,549
Revenues recognized over time	1,237,189	1,653,399	1,468,028
Total operating revenue within scope of ASC 606	8,392,843	9,529,587	8,578,577

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:

Category	Estimated Useful Lives
Computers and equipment	3 years
Furniture and fixtures	4 ‑ 5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvement or the lease term
Software	3 ‑ 10 years

Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases - ASC 842

Future minimum lease payments under non‑cancelable operating leases agreements are as follows:

For the Year ended December 31, 2025
RMB in thousands
2026	32,970
2027	8,858
2028 and thereafter	3,028
Total future lease payments	44,856
Impact of discounting remaining lease payments	(1,943)
Total lease liabilities	42,913
- Short-term portion	32,346
- Long-term portion	10,567

Schedule of Supplemental Cash Flow Information Related to Operating Leases	Supplemental cash flow information related to operating leases was as follows:

For the Year ended December 31, 2025
RMB in thousands
Cash payments for operating leases	44,606
Right-of-use assets obtained in exchange for operating lease liabilities	21,630

Inventory Supplier | Supplier Concentration Risk
Schedule of Concentration Risk	One supplier accounted for more than 10% of the Group’s accounts payable as of December 31, 2024 and 2025, respectively, as follows:

	As of December 31,
	2024	2025
Inventory supplier A	*	18.4%
Inventory supplier B	11.0%	*

* Less than 10%.

Long Term Funding Debt | Lender Concentration Risk
Schedule of Concentration Risk	Institutional Funding Partners accounted for more than 10% of the Group’s funding debts as of December 31, 2024 and 2025 respectively as follows:

	As of December 31,
	2024	2025
Institutional Funding Partner A	49.9%	35.6%
Institutional Funding Partner B	12.3%	*
Institutional Funding Partner C	*	24.4%

Deposits to Insurance and Guarantee Companies | Deposits Concentration Risk
Schedule of Concentration Risk	There were two and three guarantee companies accounted for more than 10% of the Group's deposits to insurance companies and guarantee companies as of December 31, 2024 and 2025, respectively.

	As of December 31,
	2024	2025
Guarantee Company A	12.1%	14.4%
Guarantee Company B	20.4%	14.1%
Guarantee Company C	*	11.0%

*Less than 10%.